BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Temporary Equity (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.10 per share	$ 139,496,566	$ 139,380,000	$ 139,380,000
Stockholders' Equity Attributable to Parent [Abstract]
Accumulated deficit	(6,879,495)	(9,033,510)	(9,181,366)
Total shareholders' deficit	(6,879,150)	(9,033,165)	(9,181,021)	$ (27,180)	$ (8,039)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	140,033,164	140,252,304	140,551,171
Class A Ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary share	$ 0	$ 0	$ 0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary share	$ 345	$ 345	$ 345
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001